Loans and Allowance for Credit Losses	12 Months Ended
Mar. 31, 2011
Loans and Allowance for Credit Losses
Loans and Allowance for Credit Losses

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2010 and 2011, by domicile and type of industry of borrowers are summarized below:

Classification of loans by industry is based on the industry segment loan classification as defined by the Bank of Japan.

	2010	2011
	(in millions)
Domestic:
Manufacturing	¥12,027,795	¥11,248,033
Construction	1,427,933	1,280,899
Real estate	12,261,588	11,660,798
Services	3,714,148	3,417,689
Wholesale and retail	8,597,192	8,443,580
Banks and other financial institutions(1)	4,159,603	3,421,419
Communication and information services	1,339,753	1,249,272
Other industries	9,393,031	8,410,092
Consumer	19,096,832	18,420,864

Total domestic	72,017,875	67,552,646

Foreign:
Governments and official institutions	490,376	516,637
Banks and other financial institutions(1)	2,970,470	3,565,502
Commercial and industrial	14,252,704	13,116,390
Other	2,554,209	2,853,671

Total foreign	20,267,759	20,052,200

Unearned income, unamortized premiums—net and deferred loan fees—net	(99,724)	(102,871)

Total(2)	¥92,185,910	¥87,501,975

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥102,268 million and ¥65,162 million at March 31, 2010 and 2011, respectively, which are carried at the lower of cost or estimated fair value.

Nonaccrual and restructured loans were ¥1,981,201 million and ¥2,008,729 million at March 31, 2010 and 2011, respectively. Had interest on these loans been accrued pursuant to the original terms, gross interest income on such loans for the fiscal years ended March 31, 2010 and 2011 would have been approximately ¥96.2 billion and ¥101.1 billion, respectively, of which approximately ¥38.8 billion and ¥46.0 billion, respectively, were included in interest income on loans in the accompanying consolidated statements of operations. Accruing loans contractually past due 90 days or more were ¥26,418 million and ¥55,748 million at March 31, 2010 and 2011, respectively.

The MUFG Group provided commitments to extend credit to customers with restructured loans. The amounts of such commitments were ¥23,885 million and ¥13,796 million at March 31, 2010 and 2011, respectively. See Note 22 for further discussion of commitments to extend credit.

Nonaccrual Loans

The nonaccrual status of loans by class at March 31, 2011 is shown below:

2011
(in millions)
Commercial
Domestic	¥686,084
Manufacturing	137,275
Construction	48,338
Real estate	128,282
Services	74,234
Wholesale and retail	171,870
Banks and other financial institutions	7,238
Communication and information services	32,978
Other industries	36,163
Consumer	49,706
Foreign-excluding UNBC	102,869
Residential	129,777
Card	141,445
UNBC	78,623

Total(1)	¥1,138,798

Note:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.

Impaired Loans

The MUFG Group's impaired loans primarily include nonaccrual loans and restructured loans. The following table shows information about impaired loans at March 31, 2010:

	2010
	Recorded Loan Balance	Impairment Allowance
	(in millions)
Requiring an impairment allowance	¥1,465,040	¥770,262
Not requiring an impairment allowance(1)	360,812	—

Total(2)	¥1,825,852	¥770,262

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥14,524 million at March 31, 2010.

The following table shows information about impaired loans by class at March 31, 2011:

	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
			(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.

The average recorded investments in impaired loans were approximately ¥1,556 billion, ¥1,717 billion and ¥1,866 billion, respectively, for the fiscal years ended March 31, 2009, 2010 and 2011.

For the fiscal years ended March 31, 2009, 2010 and 2011, the MUFG Group recognized interest income of approximately ¥40.0 billion, ¥33.4 billion and ¥42.0 billion, respectively, on impaired loans. Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain; otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including restructured loans, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management's assessment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2011 are shown below:

At March 31, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥45,354,265	¥4,357,196	¥686,431	¥50,397,892
Manufacturing	9,957,029	1,141,101	137,275	11,235,405
Construction	1,007,788	223,791	48,306	1,279,885
Real estate	9,793,308	1,023,691	128,401	10,945,400
Services	2,878,813	445,863	74,234	3,398,910
Wholesale and retail	7,411,408	829,277	171,870	8,412,555
Banks and other financial institutions	3,110,731	298,554	7,238	3,416,523
Communication and information services	1,074,367	140,614	32,978	1,247,959
Other industries	8,210,660	156,090	36,163	8,402,913
Consumer	1,910,161	98,215	49,966	2,058,342
Foreign-excluding UNBC	14,992,355	1,006,010	39,490	16,037,855
Loans acquired with deteriorated credit quality	41,144	56,201	22,119	119,464

Total	¥60,387,764	¥5,419,407	¥748,040	¥66,555,211

At March 31, 2011:	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥16,015,242	¥134,773	¥16,150,015
Card	¥727,880	¥144,163	¥872,043

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
At March 31, 2011:	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,715,853	¥21,595	¥1,767,355	¥275,762	¥3,780,565

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for a further discussion on FDIC covered loans.

The MUFG Group categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt including current financial information, historical payment experience, credit documentation, public information and current economic trends.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower (internal credit ratings of 1 to 15). The MUFG Group assesses several factors, such as debt service potential, net worth analysis, and the level of earnings, to determine the internal credit rating, considering the probability of default. Based on the internal credit rating, loans within the Commercial segment are categorized as Normal (internal credit ratings of 1 to 9), Close Watch (internal credit ratings of 10 to 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal credit ratings of 13 to 15). Loans categorized as Normal represent those that are not deemed to have collectability issues. Loans categorized as Close Watch represent those that require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfavorable financial condition of their businesses, and difficulties in fulfilling loan obligations. Loans categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than Close Watch due to major debt repayment problems or borrower's legal or virtual bankruptcy and are subject to specific procedures, such as legal liquidation, business suspension, winding up of business, and private liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the UNBC segment. The accrual status of these loans is determined by the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.

Commercial loans within the UNBC segment are categorized as either Pass or Criticized based on the internal credit rating assigned to each borrower. Criticized loans include those loans that are potentially weak, as the borrower has begun to exhibit deteriorating trends, well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt, and critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

For the Commercial, Residential and Card segments, credit quality indicators are based on March 31 information. For the UNBC segment, credit quality indicators are basically based on December 31 information.

Past Due Analysis

Age analysis of past due loans by class at March 31, 2011 are shown below:

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for a further discussion on FDIC covered loans.

Allowance for Credit Losses

Changes in the allowance for credit losses for the fiscal years ended March 31, 2009, 2010 and 2011 are shown below:

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥1,134,940	¥1,156,638	¥1,315,615
Provision for credit losses	626,947	647,793	292,035
Charge-offs	603,298	520,772	385,770
Less—Recoveries	26,446	52,372	43,670

Net charge-offs	576,852	468,400	342,100
Others(1)	(28,397)	(20,416)	(25,094)

Balance at end of fiscal year	¥1,156,638	¥1,315,615	¥1,240,456

Note:

(1)	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2011 are shown below:

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:

(1)	Total loans in the above table do not include loans held for sale.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include the decrease in the allowance for credit losses due to loan disposal activity amounting to ¥13.2 billion, ¥6.8 billion and ¥0.6 billion for the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

Loans Acquired in a Transfer

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, the following table sets forth information regarding loans acquired in connection with mergers, for which it is probable, at acquisition, that the MUFG Group will be unable to collect all contractually required payments receivable.

	2010	2011
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥807	¥341,843
Cash flows expected to be collected at acquisitions	90	181,663
Fair value of loans at acquisition	90	152,263
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥82,219	¥60,925
Additions	—	29,401
Accretion	(32,121)	(27,321)
Disposals	—	—
Reclassifications from nonaccretable difference	11,035	23,184
Deconsolidation of a subsidiary	(208)	—
Foreign currency translation adjustments	—	(1,461)

Balance at end of fiscal year	¥60,925	¥84,728

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥654,150	¥522,015
Outstanding balance at end of fiscal year	522,015	662,369
Carrying amount at beginning of fiscal year	248,511	188,719
Carrying amount at end of fiscal year	188,719	271,909
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥90	¥760
Carrying amount at end of fiscal year	53,459	29,833
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥23,443	¥25,906
Additional provisions during fiscal year	8,987	13,516
Reductions of allowance during fiscal year	4,047	2,202
Balance of allowance for loan losses at end of fiscal year	25,906	34,985

The MUFG Group considered prepayments in the determination of contractual cash flows and cash flows expected to be collected based on historical results.

Lease Receivables

As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group's leasing operations are performed through leasing subsidiaries and consist principally of direct financing leases involving various types of data processing equipment, office equipment and transportation equipment.

As of March 31, 2010 and 2011, the components of the investment in direct financing leases were as follows:

	2010	2011
	(in millions)
Minimum lease payments receivable	¥744,027	¥638,287
Estimated residual values of leased property	33,339	26,713
Less—unearned income	(61,398)	(59,333)

Net investment in direct financing leases	¥715,968	¥605,667

Future minimum lease payment receivables under noncancelable leasing agreements as of March 31, 2011 were as follows:

Direct financing leases
(in millions)
Fiscal year ending March 31:
2012	¥222,133
2013	159,965
2014	112,993
2015	62,589
2016	32,552
2017 and thereafter	48,055

Total minimum lease payment receivables	¥638,287

Government-led Loan Restructuring Program

Under the legislation enacted by the Japanese Diet in June 1996, which incorporates the restructuring program for the loans of seven failed housing-loan companies (the "Jusen"), the Deposit Insurance Corporation ("DIC") established a Housing Loan Administration Corporation ("HLAC") to collect and dispose of the loans of the liquidated Jusen. In 1999, HLAC merged with the Resolution and Collection Bank Limited to create the Resolution and Collection Corporation ("RCC"), which is wholly owned by the DIC.

Financial institutions, including the MUFG Group, waived the repayment of substantial amounts of the loans to the Jusen and transferred the remaining balances to HLAC. Financial institutions were requested to make loans to HLAC to finance its collection activities, and in the fiscal year ended March 31, 1997, the MUFG Group made loans of ¥407,078 million with an original maturity term of 15 years. The 15-year term loans to HLAC, which are guaranteed by the DIC under the legislation and the loan agreements, mature in 2011 and earn interest at TIBOR (Tokyo Interbank Offered Rate) plus 0.125%. On October 1, 2005, the MUFG Group acquired, at fair value, loans of the UFJ Holdings Group to HLAC in connection with the merger with UFJ Holdings. During the fiscal years ended March 31, 2010 and 2011, certain of these loans were repaid before maturity. At March 31, 2010 and 2011, outstanding loans to RCC were ¥179,270 million and ¥169,559 million, respectively.

Under this restructuring program, a Financial Stabilization Fund (the "Special Fund") was established within the DIC, and the Bank of Japan and other financial institutions established another fund (the "New Fund"). These funds are principally invested in Japanese government bonds. The MUFG Group made non-interest-earning deposits of ¥176,089 million with the Special Fund and the New Fund in the fiscal year ended March 31, 1997. The deposit balances as of March 31, 2010 and 2011, which are included in Other assets, were ¥378,119 million and ¥362,695 million, respectively, reflecting a present value discount and subsequent accretion of the discount during the period until the expected maturity date. The non-interest-earning deposits with these funds are expected to mature in 15 years from the deposit dates, which coincides with the planned operational lifespan of RCC.

After 15 years of collection activities of the Jusen loans by RCC, the MUFG Group expects all collection activities will be completed by December 2011. As the end of RCC's operations is approaching, the amount of the loss (so-called "stage two loss"), which may ultimately be incurred through the collection activities, has been becoming clearer. In May 2011, the Japanese Diet enacted a law to partially revise the Deposit Insurance Law. Although it has already been decided that the loss should be shared equally between the Japanese government and private financial institutions, the revised law clarified the details of how the Japanese government will absorb the half of the loss. On the other hand, the second half of the loss, which has to be absorbed by private financial institutions, would be covered by the investment income earned by the Special Fund during the 15 years. However, if the loss exceeds the total of investment income earned by the Special Fund, such an excess loss would be covered by the deposits with the Special Fund. As a possibility of such an excess loss becomes higher, the MUFG Group recognized impairment losses for the deposits with the Special Fund of ¥22,705 million, which are included in Other non-interest expenses, for the fiscal year ended March 31, 2011.

The management currently believes that all loans to RCC, deposits with the New Fund, and deposits, net of impairment losses, with the Special Fund will be collectible according to their respective terms.

Sales of Loans

The MUFG Group originates various types of loans to corporate and individual customers in Japan and overseas in the normal course of its business. In order to improve its loan quality, BTMU and MUTB actively disposed of nonperforming loans. Most of such nonperforming loans were disposed of by sales to third parties without any continuing involvement. Management of BTMU and MUTB generally approves disposals after significant sales terms, including prices, are negotiated. As such, loans are disposed of by sales shortly after the loans are transferred to the held-for-sale classification. The net loss on the sales of loans was ¥1,728 million for the fiscal year ended March 31, 2009. The net gains on the sales of loans were ¥17,764 million and ¥10,382 million for the fiscal years ended March 31, 2010 and 2011, respectively.

Loan Securitization

During the fiscal year ended March 31, 2009, the MUFG Group securitized commercial loans without recourse of ¥68,090 million to a special purpose entity which was accounted for as a trust. The MUFG Group's retained interests consisted of senior beneficial interests of ¥60,671 million which were recorded as investment securities. The subordinated beneficial interests of ¥7,419 million were sold and the gains or losses recognized were not material. The MUFG Group had no significant securitization transactions accounted for as sales for the fiscal years ended March 31, 2010 and 2011.

The initial fair value of the senior beneficial interests at the date of the securitization was estimated based on the present value of future expected cash flows using inputs which are observable for the asset or liability either directly or indirectly and amounted to ¥57,461 million which was initially classified as Level 2 assets within the fair value hierarchy. The key inputs and assumptions used in measuring the initial fair value were one month forward rates of 0.33% to 1.07% and anticipated credit spreads of 1.73% to 4.83%. A possibility of prepayment was not considered in measuring fair value because it was not assumed to occur for commercial loans.

The carrying amount of the investment securities was allocated between the senior beneficial interests and the subordinated beneficial interests based on their relative fair values at the date of the securitization. The senior beneficial interests are carried at their fair values, and the unrealized holding gains and losses are excluded from earnings and reported as a net amount in a separate component of shareholders' equity until realized. The fair value of the senior beneficial interests was ¥38,227 million and ¥22,032 million at March 31, 2010 and 2011, respectively. The purpose of the special purpose entity is to hold and manage only loans without recourse. The following table reflects principal amounts related to assets and liabilities of the special purpose entity at March 31, 2010 and 2011:

	2010	2011
	(in millions)
Principal amounts of commercial loans in trusts	¥47,605	¥25,638

Senior beneficial interests retained by the MUFG Group	¥40,791	¥22,854
Subordinated beneficial interests sold to investors	6,814	2,784

Total beneficial interests	¥47,605	¥25,638

The MUFG Group provides servicing for beneficial interests in the securitized loans. However, no servicing assets or liabilities were recorded as a result of this transaction since the MUFG Group received adequate compensation. The MUFG Group has never provided contractual or noncontractual financial support to the special purpose entity or subordinated beneficial interests holders during or before the present period. Also, there were no liquidity arrangements, guarantees or other commitments provided by third parties related to the transferred financial assets. At March 31, 2010 and 2011, key economic assumptions used in measuring the fair value of the senior beneficial interests were as follows:

	2010	2011
One month forward rate	(0.20) - 0.90%	(0.22) - 0.79%
Credit spread	3.11 - 7.89%	2.80 - 7.20%

At March 31, 2010 and 2011, the sensitivities of the fair value to an immediate adverse change of 10 basis points ("bp") and 20bp, and 10% and 20% were as follows:

	2010	2011
One month forward rate:
Impact of 10bp adverse change	99.70 - 99.91%	99.85 - 99.92%
Impact of 20bp adverse change	99.42 - 99.84%	99.70 - 99.84%
Credit spread:
Impact of 10% adverse change	97.99 - 99.65%	99.02 - 99.79%
Impact of 20% adverse change	96.00 - 99.31%	98.04 - 99.57%

The sensitivities are hypothetical. In this table, the effect of a variation in a particular assumption on the fair value of the senior beneficial interests was calculated without changing any other assumption; in reality, changes could be correlated and changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The table below summarizes certain cash flows between the MUFG Group and the special purpose entity for the fiscal year ended March 31, 2010 and 2011.

	2010	2011
	(in millions)
Cash flows from collections received on senior beneficial interests	19,799	17,937
Cash flows from dividends on senior beneficial interests	419	209
Servicing fees collected	3	4

There were no other loans that were managed with the securitized loans, and both the transferred assets and the retained assets had no delinquencies at the end of March 31, 2010 and 2011. No credit losses had been incurred from those loans for the fiscal years ended March 31, 2010 and 2011.

Related Party Loans

In some cases, the banking subsidiaries of MUFG make loans to related parties, including their directors and executive officers, in the course of their normal commercial banking business. At March 31, 2010 and 2011, outstanding loans to such related parties were not significant.

In the opinion of management, these related party loans were made on substantially the same terms, including interest rates and collateral requirements, as those terms prevailing at the date these loans were made. For the fiscal years ended March 31, 2009, 2010 and 2011, there were no loans to related parties that were charged-off. Additionally, at March 31, 2009, 2010, and 2011, there were no loans to related parties that were impaired.